Commitments and contingent liabilities	12 Months Ended
Mar. 31, 2020
Commitments and contingent liabilities
Commitments and contingent liabilities

12       Commitments and contingent liabilities

(a)	Commitments

Capital expenditures contracted at the balance sheet date but not yet provided for are as follows:

	March 31,
	2019	2020
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	41	40
	41	40

As of March 31, 2020, the Company entered into contractor agreements on buildings and leasehold improvements on the manufacturing facility in Xinxing, the PRC for a total consideration of $520,000. As of March 31, 2020, $480,000 has been paid, and the remaining balance of $40,000 is to be paid in accordance with the progress of the construction.

(b)	Contingent liabilities

The Company has entered into an employment agreement with a director, Anthony So. Mr. So’s employment agreement provides for a maximum yearly salary of approximately $800,000 plus bonus. The initial term of the employment agreement expired on March 31, 2013 (“Initial Term”); however, the employment agreement has been renewed under a provision in the agreement that provides for automatic renewal for successive one year periods, unless at least 90 days prior to the expiration of the Initial Term or any renewal term, either party gives written notice to the other party specifically electing to terminate the agreement. Mr. So’s employment agreement contains a provision under which the Company will be obligated to pay Mr. So all compensation for the remainder of his employment agreement and five times his annual salary and bonus compensation if a change of control, as defined in his employment agreement, occurs. Bonuses shall be determined by the Board of Directors in their sole discretion.